Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2019
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Computation

	Years Ended November 30,
(in millions, except per share data)	2019	2018	2017
Net income for basic and diluted earnings per share	$2,990	$3,152	$2,606
Weighted-average shares outstanding	690	709	722
Dilutive effect of equity plans	2	2	3
Diluted weighted-average shares outstanding	692	710	725
Basic earnings per share	$4.34	$4.45	$3.61
Diluted earnings per share	$4.32	$4.44	$3.59